ACQUISITION OF TOWERTHREE WIRELESS DEL ECUADOR SA (Narrative) (Details) - T3 Ecuador [Member]	1 Months Ended	12 Months Ended
	Sep. 20, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Sep. 20, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.00%		90.00%
Fair value of consideration paid	$ 720		$ 920
Non-controlling proportionate percentage	10.00%
Net assets acquired and liabilities assumed			$ 78
Recognized Impairment as of acquisition date		$ 1,624